As filed with the Securities and Exchange Commission on March 1, 1996

                                                Securities Act File No. 33-63943
                                        Investment Company Act File No. 811-4661
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]
                           PRE-EFFECTIVE AMENDMENT NO.                [ ]
                         POST-EFFECTIVE AMENDMENT NO. 1               [x]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9                      [ ]

                        (Check appropriate box or boxes)

                                   ----------

                       THE GLOBAL TOTAL RETURN FUND, INC.
                     (Formerly, The Global Yield Fund, Inc.)
               (Exact name of registrant as specified in charter)

                   ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)

                                   ----------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                   ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292
               (Name and Address of Agent for Service of Process)


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.


              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                         (CHECK APPROPRIATE BOX):

      [x] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
          If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

================================================================================

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

N-1A Item No.                                                                   Location
-------------                                                                   --------

Part A
Item  1.  Cover Page .........................................................  Cover Page

Item  2.  Synopsis ...........................................................  Fund Expenses; Fund Highlights

Item  3.  Condensed Financial Information ....................................  Fund Expenses; Financial Highlights;
                                                                                How the Fund Calculates
                                                                                Performance

Item  4.  General Description of Registrant ..................................  Cover Page; Fund Highlights;
                                                                                How the Fund Invests; General
                                                                                Information

Item  5.  Management of the Fund .............................................  Financial Highlights; How the Fund is
                                                                                Managed

Item  5A. Management's Discussion of Fund Performance ........................  Not Applicable

Item  6.  Capital Stock and Other Securities .................................  Taxes, Dividends, and Distributions;
                                                                                General Information

Item  7.  Purchase of Securities Being Offered ...............................  Shareholder Guide; How the Fund
                                                                                Values its Shares

Item  8.  Redemption or Repurchase ...........................................  Shareholder Guide; How the Fund
                                                                                Values its Shares; General
                                                                                Information

Item  9.  Pending Legal Proceedings ..........................................  Not Applicable

Part B

Item 10.  Cover Page .........................................................  Cover Page

Item 11.  Table of Contents ..................................................  Table of Contents

Item 12.  General Information and History ....................................  General Information

Item 13.  Investment Objectives and Policies .................................  Investment Objective and Policies;
                                                                                Investment Restrictions

Item 14.  Management of the Fund .............................................  Directors and Officers; Manager;
                                                                                Distributor

Item 15.  Control Persons and Principal Holders of Securities ................  Not Applicable

Item 16.  Investment Advisory and Other Services .............................  Manager; Distributor; Custodian,
                                                                                Transfer and Dividend Disbursing
                                                                                Agent and Independent Accountants

Item 17.  Brokerage Allocation and Other Practices ...........................  Portfolio Transactions and Brokerage

Item 18.  Capital Stock and Other Securities .................................  Not Applicable

Item 19.  Purchase, Redemption and Pricing of Securities Being Offered .......  Purchase and Redemption of Fund
                                                                                Shares; Shareholder Investment
                                                                                Account; Net Asset Value

Item 20.  Tax Status .........................................................  Taxes

Item 21.  Underwriters .......................................................  Distributor

Item 22.  Calculation of Performance Data ....................................  Performance Information
Item 23.  Financial Statements                                                  Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The Global Total Return Fund, Inc.
--------------------------------------------------------------------------------

Supplement dated March 1, 1996 to
Prospectus dated January 15, 1996

--------------------------------------------------------------------------------

The following information supplements the Prospectus:

                                  FUND EXPENSES

                                                 Class A Shares       Class B Shares            Class C Shares
                                                 --------------       --------------            --------------
Shareholder Transaction Expenses<F1>
  Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price) .............  4%                   None                      None
  Maximum Sales Load or Deferred Sales Load
   Imposed on Reinvested Dividends .................  None                 None                      None
  Deferred Sales Load (as a percentage of original               5% during the first year,
   purchase price or redemption price, whichever                 decreasing by 1% annually           1% on
   is lower) .......................................  None      to 1% in the fifth year and       redemptions
                                                               1% in the sixth year and         made within one
                                                                 0% in the seventh year**       year of purchase

  Redemption Fees                                     None*                None                      None
  Exchange Fees                                       None                 None                      None

Annual Fund Operating Expenses***                Class A Shares       Class B Shares            Class C Shares
                                                 --------------       --------------            --------------
 (as a percentage of average net assets)
  Management Fees                                        .75%                 .75%                  .75%

  12b-1 Fees<F1> (After Reduction)                       .15%<F2>             .75%<F2>              .75%<F2>

  Other Expenses                                         .43%                 .43%                  .43%
                                                        ----                 ----                  ----
  Total Fund Operating Expenses                         1.33%                1.93%                 1.93%
                                                        ====                 ====                  ====

Example                                                            1 year     3 years    5 years   10 years
-------                                                            ------     -------    -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period:          Class A ...............................   $ 53       $ 80       $110       $194
                           Class B ...............................   $ 70       $ 91       $114       $203
                           Class C ...............................   $ 30       $ 61       $104       $225
You would pay the following expenses on the same investment,
assuming no redemption:    Class A ...............................   $ 53       $ 80       $110       $194
                           Class B ...............................   $ 20       $ 61       $104       $203
                           Class C ...............................   $ 20       $ 61       $104       $225

The above example is based on restated data for the Fund's fiscal year ended December 31, 1995 and expenses expected to have been incurred if the Fund operated as an open-end investment company during the entire fiscal year ended December 31, 1995. The Fund operated as a closed-end fund prior to January 15, 1996. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes an estimate of operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders and transfer agency and custodian (domestic and foreign) fees.

----------

  * A 2% redemption fee will be imposed on redemptions of Class A shares acquired prior to January 15, 1996 (including shares thereafter acquired pursuant to the automatic reinvestment of dividends and distributions with respect to those shares) until July 12, 1996. See "Shareholder Guide--How To Sell Your Shares."

 ** Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide--Conversion Feature--Class B Shares."

*** Estimated based on expenses expected to have been incurred if the Fund operated as an open-end investment company during the entire fiscal year ended December 31, 1995. The Fund operated as a closed-end Fund prior to January 15, 1996.

<F1> Pursuant to rules of the National Association of Securities Dealers, Inc.,
     the aggregate initial sales charges, deferred sales charges and asset-based sales charges (12b-1 fees) on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed--Distributor."

<F2> Although the Class A, Class B and Class C Distribution and Service Plans
     provide that the Fund may pay up to an annual rate of .30 of 1%, 1% and 1% of average daily net assets of the Class A, Class B and Class C shares, respectively, the Distributor has agreed to limit its distribution fee with respect to Class A, Class B and Class C shares of the Fund to no more than .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the fiscal year ending December 31, 1996. Total operating expenses without such limitation would be 1.48% for Class A shares and 2.18% for Class B and Class C shares. See "How the Fund is Managed--Distributor."


                              FINANCIAL HIGHLIGHTS
                                 Class A Shares
         (for a share outstanding throughout each of the indicated periods)

     The following financial highlights with respect to the five-year period ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The following financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the financial statements. No Class B or Class C shares were outstanding during these periods. The Fund operated as a closed-end investment company prior to January 15, 1996. Further performance information is contained in the annual report which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."



                                                                                                                     July 7, 1986(a)
                                                              Year Ended December 31,                                    through
                              ---------------------------------------------------------------------------------------   December 31,
                              1995(c)   1994(c)   1993(c)   1992(c)   1991(c)  1990(c)   1989(c)    1988(c)   1987(c)      1986(c)
                              -------   -------   -------   -------   -------  -------   -------    -------   ------- --------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period ....... $   7.46  $   8.76  $   8.10  $   8.99  $   8.96  $   8.57  $   9.41   $   9.95  $   9.58  $   9.29(d)
                             --------  --------  --------  --------  --------  --------  --------   --------  --------  --------
Income from investment
 operations
Net investment income ......      .54       .52       .64       .81       .84       .89       .94        .99      1.11       .45
Net realized and unrealized
 gain (loss) on investment
 and foreign currency
 transactions ..............     1.25     (1.22)      .74      (.90)     (.19)      .36      (.70)       .08      1.21       .25
                             --------  --------  --------  --------  --------  --------  --------   --------  --------  --------
 Total from investment
  operations ...............     1.79      (.70)     1.38      (.09)      .65      1.25       .24       1.07      2.32       .70
                             --------  --------  --------  --------  --------  --------  --------   --------  --------  --------
Less distributions
Dividends from net
 investment income .........     (.54)     (.17)     (.30)     (.75)     (.62)     (.88)     (.94)      (.99)    (1.16)     (.41)
Distributions in excess of
 net investment income(e) ..     (.27)       --        --        --        --        --        --         --        --        --
Distributions from net
 capital gains .............       --      (.13)     (.23)     (.05)       --        --        --       (.59)     (.79)       --
Distributions in excess of
 net capital gains(e) ......       --      (.19)       --        --        --        --        --         --        --
Tax return of capital
 distributions(e) ..........       --      (.30)       --        --        --        --      (.14)        --        --        --
                             --------  --------  --------  --------  --------  --------  --------   --------  --------  --------
 Total distributions .......     (.81)     (.60)     (.72)     (.80)     (.62)     (.88)    (1.08)     (1.58)    (1.95)    (0.41)
                             --------  --------  --------  --------  --------  --------  --------   --------  --------  --------
Capital charge resulting
 from the issuance of
 Fund shares ...............       --        --        --        --        --       .02        --       (.03)       --        --
                             --------  --------  --------  --------  --------  --------  --------   --------  --------  --------
Net asset value, end of
 period .................... $   8.44  $   7.46  $   8.76  $   8.10  $   8.99  $   8.96  $   8.57   $   9.41  $   9.95  $   9.58
                             ========  ========  ========  ========  ========  ========  ========   ========  ========  ========
Market price per share,
 end of period ............. $   8.25  $   6.13  $   8.00  $   7.50  $   8.13  $   8.00  $   7.88   $   9.38  $  9.75   $   8.75
                             ========  ========  ========  ========  ========  ========  ========   ========  ========  ========
TOTAL RETURN(f): ...........    49.23%   (16.12)%   16.50%     1.75%     9.42%    12.89%    (5.06)%    13.15%   35.37%     (1.68)%
                             ========  ========  ========  ========  ========  ========  ========   ========  ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets,
 end of period (000) ....... $559,071  $493,645  $579,942  $535,647  $593,376  $591,339  $595,824   $638,200  $652,461  $627,899
Average net assets (000) ... $549,407  $536,230  $567,128  $570,812  $571,767  $596,824  $613,520   $669,379  $671,954  $613,909
Ratios to average net
 assets:
  Expenses .................     1.02%     1.04%     1.02%     1.01%      .99%     1.03%     1.07%     1.01%     0.96%      1.01%(b)
  Net investment income ....     6.50%     6.45%     7.67%     9.39%     9.69%    10.03%    10.63%    10.00%    10.87%     10.03%(b)
Portfolio turnover rate ....      256%      583%      370%      192%      141%      221%      734%      371%      132%         0%

----------

(a)  Commencement of investment operations.

(b)  Annualized.

(c) During these periods, the Fund operated as a closed-end investment company. Effective January 15, 1996, the Fund commenced operations as an open-end investment company. Accordingly, historical expenses and ratios of expenses to average net assets are not necessarily indicative of future expenses and related ratios.

(d)  Net of underwriting discount (.70) and offering costs (.01).

(e) These captions are provided in accordance with the American Institute of Certified Public Accountants' Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies (SOP 93-2) which was applied effective January 1, 1993. Since then, the Fund has been accounting and reporting for all distributions to shareholders in conformity with SOP 93-2. In accordance with SOP 93-2, distributions for years prior to 1993 have not been restated.

(f) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

                             HOW THE FUND IS MANAGED

     For the fiscal year ended December 31, 1995, the Fund's total expenses as a percentage of average net assets was 1.02%. See "Financial Highlights." During this period the Fund operated as a closed-end investment company.

MANAGER

     PRUDENTIAL MUTUAL FUND MANAGEMENT, INC. (PMF OR THE MANAGER), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .75 OF 1% OF THE FUND'S AVERAGE DAILY NET ASSETS UP TO $500 MILLION, .70 OF 1% OF SUCH ASSETS BETWEEN $500 MILLION AND $1 BILLION AND .65 OF 1% OF SUCH ASSETS IN EXCESS OF $1 BILLION. It was incorporated in May 1987 under the laws of the State of Delaware. For the fiscal year ended December 31, 1995, the Fund paid management fees to PMF of .75% of the Fund's average net assets. See "Manager" in the Statement of Additional Information.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     As of December 31, 1995, the Fund had a capital loss carryforward for federal income tax purposes of approximately $17,105,000 which will expire in 2002. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward amount.

MF169 C-1

                       THE GLOBAL TOTAL RETURN FUND, INC.

                        Supplement dated March 1, 1996 to
                       Statement of Additional Information
                             dated January 15, 1996

     The following information supplements the Statement of Additional
Information:

                        INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO TURNOVER

     The Fund has no fixed policy with respect to portfolio turnover; however, as a result of the Fund's investment policies, its annual portfolio turnover rate may exceed 100% although the rate is not expected to exceed 250%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Fund. The Fund's portfolio turnover rate was 256% and 583% for the fiscal years ended December 31, 1995 and 1994, respectively. The Fund's portfolio turnover rate for the fiscal year ended December 31, 1994 was high as a result of the Subadviser's attempt to minimize impact of rising yields in the global bond market on principal.

                             DIRECTORS AND OFFICERS

     The Fund pays each of its Directors who is not an affiliated person of the investment adviser annual compensation of $8,000, plus $1,500 for attendance in person per meeting of The Board of Directors in addition to certain out-of-pocket expenses. Directors received approximately $4,800 for reimbursement of out-of-pocket expenses in the aggregate for the fiscal year ended December 31, 1995. Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Directors' fees which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund. Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Board of Directors' fees, together with interest thereon, is a general obligation of the Fund.

     The Board of Directors has nominated a new slate of Directors for the Fund which will be submitted to shareholders at a special meeting scheduled to be held in or about October 1996.

     The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with the Manager for the fiscal year ended December 31, 1995 and the aggregate compensation paid to such Directors for service on the Fund's board and that of all other investment companies registered under the Investment Company Act of 1940 managed by Prudential Mutual Fund Management, Inc. (Fund Complex) for the calendar year ended December 31, 1995.


                                                                                                                Total
                                                                           Pension or                         Compensation
                                                                           Retirement        Estimated         From Fund
                                                          Aggregate     Benefits Accrued      Annual            And Fund
                                                        Compensation     As Part of Fund   Benefits Upon      Complex Paid
    Name and Position                                     From Fund         Expenses        Retirement        to Directors
    -----------------                                     ---------        ----------      ------------      -------------
Edward D. Beach, Director ..............................  $18,500              None            N/A           $183,250(22/43)**
Thomas T. Mooney, Director .............................  $18,500              None            N/A           $129,625(14/19)**
Sir Michael Sandberg, Director .........................  $18,500              None            N/A           $ 26,500(2/2)**
Robin B. Smith, Director ...............................  $18,500*             None            N/A           $ 91,875*(10/19)**
Nancy Teeters, Director ................................  $18,500              None            N/A           $107,500(13/31)**

----------


 * All compensation for the year ended December 31, 1995 represents deferred compensation. Aggregate compensation from the Fund for the fiscal year ended December 31, 1995, including accrued interest, amounted to approximately $19,600. Aggregate compensation from all of the funds in the Fund Complex for the calendar year ended December 31, 1995, including accrued interest, amounted to approximately $100,700.

** Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

MF169 C-2

     As of February 9, 1996, the Directors and officers of the Fund as a group owned less than 1% of the outstanding common stock of the Fund.

     As of February 9, 1996 the holders of more than 5% of the outstanding shares of any class of beneficial interest were: Smith Barney, Inc., 333 West 34th Street, New York, NY which held 2,857,353 Class A shares (6.9%), Merrill Lynch, Pierce, Fenner & Smith, 101 Hudson Street, Jersey City, NJ which held 2,290,713 Class A shares (5.6%) and Charles Schwab Co., 101 Montgomery Street, San Francisco, CA which held 2,385,576 Class A shares (5.8%).

     As of February 9, 1996, Prudential Securities was record holder of 8,850,566 shares (or 21.5% of the outstanding shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                                     MANAGER

     Prudential Mutual Fund Management, Inc. earned management fees of $4,098,739, $3,968,777 and $4,201,489 for the fiscal years ended December 31,
1995, 1994 and 1993, respectively.

 PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Fund paid no brokerage commissions to Prudential Securities for the fiscal years ended December 31, 1995, 1994 and 1993.

                     PURCHASE AND REDEMPTION OF FUND SHARES

SPECIMEN PRICE MAKE-UP

     Under the current distribution arrangements between the Fund and the Distributor, Class A* shares of the Fund are sold at a maximum sales charge of 4% and Class B* and Class C* shares are sold at net asset value. Using the Fund's net asset value at December 31, 1995, the maximum offering price of the Fund's shares is as follows:

     Class A
     Net asset value and redemption price per Class A share ................... $8.44
     Maximum sales charge (4% of offering price) ..............................   .34
                                                                                -----
     Offering price to public ................................................. $8.78
                                                                                =====
     Class B
     Net asset value, offering price and redemption price per Class B share* .. $8.44
                                                                                =====
     Class C
     Net asset value, offering price and redemption price per Class C share* .. $8.44
                                                                                =====

     ----------

     * Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus. Class B and Class C shares did not exist on December 31, 1995 when the Fund operated as a closed-end fund and since then the shares then outstanding have been reclassified as Class A shares.

                             PERFORMANCE INFORMATION

     GENERAL INFORMATION. The Fund operated as a closed-end investment company prior to January 15, 1996. Thereafter, shares previously outstanding were reclassified as Class A shares. No Class B or Class C shares were outstanding during any of the periods for which performance is reported below.

     AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

     Average annual total return is computed according to the following formula:

                            P(1+T)(superior)n = ERV

       Where:  P    = a hypothetical initial payment of $1,000.
               T    = average annual total return.
               n    = number of years.
               ERV  = ending redeemable value at the end of the one, five or ten year periods (or fractional portion thereof) of a hypothetical $1,000 investment made at the beginning of the one, five or ten year periods.

         Average annual total return does not take into account any federal or state income taxes that may be payable upon redemption.

     The average annual total return for Class A shares for the one and five year and since inception periods ended December 31, 1995 was 49.2%, 10.2% and 10.7%, respectively (based on market price and excluding commissions or sales loads) and 20.5%, 7.3% and 10.5%, respectively, (based on net asset value and assuming the maximum sales charge to which Class A shares are subject was in effect but without regard to the distribution fee and other higher operating expenses to which the Fund is subject as an open-end investment company).

     AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B and Class C shares. See "How the Fund Calculates Performance" in the Prospectus.

     Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                      ERV-P
                                      -----
                                        P

   Where:          P  = a hypothetical initial payment of $1,000.
                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of the one, five or ten year periods.

     Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption.

     The Fund's aggregate total return for Class A for the one and five year and since inception periods ended December 31, 1995 was 49.2%, 62.4% and 161.7%, respectively (based on market price) and 25.5%, 48.3% and 167.7%, respectively (based on net asset value).

     YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B and Class C shares. The yield will be computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. Yield is calculated according to the following formula:
                                  a  -  b
                     YIELD = 2[ ( ------- +1)(superior6)-1]
                                    cd

       Where:  a = dividends and interest earned during the period.
               b = expenses accrued for the period (net of reimbursements).
               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per share on the last day of the period.

     Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period.

     The Fund's 30-day yields for the 30 days ended December 31, 1995 was 5.66% (based on market price per share), 5.30% (based on net asset value per share and assuming the maximum sales charge to which Class A shares are subject was in effect but without regard to the distribution fee and other higher operating expenses to which the Fund is subject as an open-end investment company) and 5.49% for the 30 days ended February 15, 1996 (based on net asset value and assuming the maximum offering price of Class A shares on February 15, 1996).

THE GLOBAL TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1995
===================================================================

Principal
Amount                                                    US$
(000)               Description                     Value (Note 1)
------------------------------------------------------------------
LONG-TERM INVESTMENTS(a)--85.2%

------------------------------------------------------------------
Australia--2.1%

A$         7,000    New South Wales Treasury
                       Corporation,
                       6.50%, 5/1/06                  $  4,508,115
          10,750    Queensland Treasury
                       Corporation,
                       6.50%, 6/14/05                    7,011,165
                                                      ------------
                                                        11,519,280

------------------------------------------------------------------
Canada--5.8%

C$         8,000    British Columbia Provincial Bond,
                       7.75%, 6/16/03                    6,072,424
                    Canadian Government Bonds,
          22,000       9.00%, 12/1/04                   18,166,691
           9,800       9.00%, 6/1/25                     8,369,008
                                                      ------------
                                                        32,608,123

------------------------------------------------------------------
Czech Republic--0.2%
CZK       30,000    Skoda Finance,
                       11.625%, 2/9/98                   1,138,179

------------------------------------------------------------------
Denmark--7.1%
                    Danish Government Bonds,
DKr       76,600       8.00%, 5/15/03                   14,706,838
          91,940       7.00%, 12/15/04                  16,471,706
          44,750       8.00%, 3/15/06                    8,504,644
                                                      ------------
                                                        39,683,188

------------------------------------------------------------------
France--1.0%
                    National Bank of Hungary,
FF        27,500       8.00%, 11/12/99                   5,471,924

------------------------------------------------------------------
Germany--10.7%
DM         9,215    DSL Finance,
                       7.375%, 2/15/00                   6,964,003
                    German Government Bonds,
           6,680       5.375%, 2/22/99                   4,808,070
           8,000       5.75%, 8/22/00                    5,800,508
          22,500       6.75%, 4/22/03                   16,618,962
          18,000       7.375%, 1/3/05                   13,728,707
          18,500       6.25%, 1/4/24                    12,037,140
                                                      ------------
                                                        59,957,390

------------------------------------------------------------------
Ireland--3.2%
                    Irish Government Bonds,
IEP        7,700       9.25%, 7/11/03                   13,686,456
           2,700       8.00%, 8/18/06                    4,460,233
                                                      ------------
                                                        18,146,689

------------------------------------------------------------------
Italy--4.9%

Lira   3,500,000    Bayerische Landesanstalt Bank,
                       10.625%, 5/12/00                  2,230,752
                    Italian Government Bonds,
      30,500,000       8.50%(b), 8/1/99                 18,250,538
      11,500,000       10.00%, 8/1/03                    7,060,510
                                                      ------------
                                                        27,541,800

------------------------------------------------------------------
Netherlands--6.9%
                    Dutch Government Bonds,
DG         7,700       9.00%, 7/1/00                     5,555,240
          37,000       7.00%, 6/15/05                   24,685,901
          12,000       7.50%, 1/15/23                    8,204,616
                                                      ------------
                                                        38,445,757

------------------------------------------------------------------
New Zealand--0.7%
NZ$        6,000    New Zealand Government Bond,
                       10.00%, 7/15/97                   4,027,595

------------------------------------------------------------------
See Notes to Financial Statements.
                                      B-4

THE GLOBAL TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1995
==================================================================

Principal
Amount                                                    US$
(000)               Description                     Value (Note 1)
------------------------------------------------------------------
Spain--3.6%
Pts      790,000    Republic of Argentina,
                       12.80%, 12/9/97                $  6,385,015
                    Spanish Government Bonds,
       1,000,000       10.30%, 6/15/02                   8,511,153
         700,000       8.20%, 2/28/09                    5,110,321
                                                      ------------
                                                        20,006,489

------------------------------------------------------------------
United Kingdom--6.6%
(BP)       1,750    Guaranteed Export Finance
                       Corporation,
                       7.25%, 12/15/98                   2,733,443
                    United Kingdom Treasury Bonds,
           4,200       9.00%, 3/3/00                     7,023,353
          10,200       8.00%, 9/25/09                   16,316,114
           8,000       6.25%, 11/25/10                  10,818,450
                                                      ------------
                                                        36,891,360

------------------------------------------------------------------
United States--32.4%

Corporate Bonds--2.5%
US$        2,000    Banco Nacional de Commercial
                       Exterior (Mexico),
                       7.50%, 7/1/00                     1,727,500
           3,000    Bancomer SA (Mexico),
                       8.00%, 7/7/98                     2,775,000
                    Cemex SA (Mexico),
           3,300       8.875%, 6/10/98                   3,168,000
           2,000       9.50%, 9/20/01                    1,812,500
                    Financira Energetica Nacional
                       (Colombia),
           3,900       9.00%, 11/8/99                    4,070,625
                                                      ------------
                                                        13,553,625
                                                      ------------
Sovereign Bonds--2.0%
           3,050    Argentina Cedulas,
                    Rural Mortgage Bonds,
                       Zero Coupon, 9/1/00               2,424,750
                    Republic of Brazil,
           2,375       6.6875%(b), 1/1/01, IDU, FRB      2,045,469
           4,500       6.00%, 9/15/13                    2,497,500
           3,000    Republic of Colombia,
                       8.75%, 10/6/99                    3,154,692
           2,000    Republic of Poland,
                       3.75%(b), 10/27/14, FRB           1,297,500
                                                      ------------
                                                        11,419,911


Supranational Bond--0.6%
                    Corporacion Andina de Fomento,
US$          500       6.625%, 10/14/98                    493,500
           3,000       7.375%, 7/21/00                   3,007,500
                                                      ------------
                                                         3,501,000

United States Government Obligations--27.3%
          12,300    United States Treasury Bond,
                       7.50%, 11/15/24                  14,784,969
                    United States Treasury Notes,
          12,100       7.375%, 11/15/97                 12,557,501
          56,000       6.75%, 6/30/99                   58,554,720
          11,500       6.125%, 9/30/00                  11,845,000
          35,000       5.75%, 8/15/03                   35,421,050
          16,810       7.875%, 11/15/04                 19,457,575
                                                      ------------
                                                       152,620,815
                                                      ------------
                                                       181,095,351
                                                      ------------
                    Total long-term investments
                       (cost US$451,641,530)           476,533,125
                                                      ------------
SHORT-TERM INVESTMENTS--12.7%
------------------------------------------------------------------
Australia--1.3%
A$         9,600    Barclays Bank Time Deposit,
                       7.125%, 1/5/96                    7,143,336
------------------------------------------------------------------
Czech Republic--0.5%
                    Unilever Euro Commercial Paper(c),
   CZK    45,000       10.40%, 1/17/96                   1,651,082
          30,000       10.67%, 3/18/96                   1,099,392
                                                      ------------
                                                         2,750,474

------------------------------------------------------------------
Italy--0.3%
 Lira  2,400,000    Mellon Bank Time Deposit,
                       10.25%, 1/5/96                    1,513,764

--------------------------------------------------------------------------------
                                              See Notes to Financial Statements.
                                      B-5

THE GLOBAL TOTAL RETURN FUND, INC.
PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1995
==================================================================

Principal
Amount                                                  US$
(000)               Description                     Value (Note 1)
------------------------------------------------------------------
New Zealand--2.1%
NZ$        2,600    Mellon Bank Time Deposit,
                       8.25%, 1/5/96                  $  1,698,580
          15,000    New Zealand Government Bond,
                      9.00%, 11/15/96                    9,857,231
                                                      ------------
                                                        11,555,811

------------------------------------------------------------------
Spain--0.7%
Pts      510,000    Barclays Bank Time Deposit,
                       9.0625%, 1/5/96                   4,206,093

------------------------------------------------------------------
United Kingdom--0.6%
(BP)       2,100    Mellon Bank Time Deposit,
                       6.375%, 1/5/96                    3,252,486

------------------------------------------------------------------
United States--7.2%
US$       40,545    Joint Repurchase Agreement
                       Account,
                       5.846%, 1/2/96, (Note 4)         40,545,000
                                                      ------------
                    Total short-term investments
                       (cost US$70,941,644)             70,966,964
                                                      ------------

------------------------------------------------------------------
Total Investments--97.9%
                    (cost $522,583,174; Note 3)        547,500,089
                    Other assets in excess of
                       liabilities--2.1%                11,571,098
                                                      ------------
                    Net Assets--100%                  $559,071,187
                                                      ============

---------------
Portfolio securities are classified according to the security's currency denomination.

 (a) Principal amount segregated as collateral for forward currency contracts.

 (b) Rate shown reflects current rate of variable rate instruments.

 (c) Percentages quoted represent yields to maturity as of purchase date.

FRB--Floating Rate Bond.
IDU--Interest Due and Unpaid.

--------------------------------------------------------------------------------
See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES                           THE GLOBAL TOTAL RETURN FUND, INC.
================================================================================================

Assets                                                                          December 31, 1995
                                                                                -----------------
Investments, at value (cost $522,583,174)..........................................$547,500,089
Foreign currency, at value (cost $428,690).........................................     431,421
Cash...............................................................................         238
Interest receivable................................................................  14,002,482
Receivable for investments sold....................................................   3,423,220
Other assets.......................................................................     200,612
Forward currency contracts--net amount receivable from counterparties.............     146,375
                                                                                   ------------
   Total assets.................................................................... 565,704,437
                                                                                   ------------
Liabilities
Payable for investments purchased..................................................   3,252,486
Due to transfer agent..............................................................   1,409,302
Forward currency contracts--net amount payable to counterparties..................   1,289,817
Management fee payable.............................................................     404,705
Accrued expenses and other liabilities.............................................     276,940
                                                                                   ------------
   Total liabilities...............................................................   6,633,250
                                                                                   ------------
Net Assets.........................................................................$559,071,187
                                                                                   ============
Net assets were comprised of:
   Common stock, at par............................................................$    662,077
   Paid-in capital in excess of par................................................ 547,112,546
                                                                                   ------------
                                                                                    547,774,623
   Undistributed net investment income.............................................   4,469,000
   Accumulated net realized loss on investments and foreign currency transactions.. (16,919,206)
   Net unrealized appreciation on investments and foreign currencies...............  23,746,770
                                                                                   ------------
Net assets, December 31, 1995......................................................$559,071,187
                                                                                   ============

Net asset value per share:
   ($559,071,187 (div by) 66,207,699 shares of common stock outstanding)...........       $8.44
                                                                                          =====
-----------------------------------------------------------------------------------------------
                                                             See Notes to Financial Statements.

THE GLOBAL TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
=============================================================


                                               Year Ended
Net Investment Income                       December 31, 1995
                                            -----------------

Income
   Interest and discount earned (net of
      foreign withholding taxes of
      $88,452)...........................      $ 41,317,528
                                               ------------
Expenses
   Management fee........................         4,098,739
   Reports to shareholders...............           445,000
   Custodian's fees and expenses.........           358,000
   Transfer agent's fees and expenses....           150,000
   Registration fees.....................           120,000
   Directors' fees.......................           114,000
   Insurance.............................           113,000
   Legal fees and expenses...............            80,000
   Audit fee and expenses................            51,000
   Miscellaneous.........................            75,399
                                               ------------
   Total expenses........................         5,605,138
                                               ------------
Net investment income....................        35,712,390
                                               ------------

Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions...............        50,522,172
   Foreign currency transactions.........         9,449,667
   Written options transactions..........)       (4,631,293)
                                               ------------
                                                 55,340,546
                                               ------------
Net change in unrealized appreciation/
 depreciation on:
   Investments...........................        28,380,949
   Foreign currencies....................)         (684,435)
   Written options.......................           304,000
                                               ------------
                                                 28,000,514
                                               ------------
Net gain on investments and foreign
   currencies............................        83,341,060
                                               ------------
Net Increase in Net Assets
Resulting from Operations................      $119,053,450
                                               ============




THE GLOBAL TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
=============================================================


Increase (Decrease)                   Year Ended December 31,
in Net Assets                       ----------------------------
                                        1995            1994
                                    ------------    ------------
Operations:
   Net investment income..........  $ 35,712,390    $ 34,580,973
   Net realized gain (loss) on
      investment and foreign
      currency transactions.......    55,340,546     (75,052,921)
   Net change in unrealized
      appreciation/depreciation on
      investments and foreign
      currency transactions.......    28,000,514      (5,772,110)
                                    ------------    ------------
   Net increase (decrease) in net
      assets resulting from
      operations..................   119,053,450     (46,244,058)
                                    ------------    ------------
Dividends and distributions:
   Dividends from net investment
      income......................   (35,712,390)    (11,402,165)
   Distribution from net realized
      capital gains...............          --        (8,933,149)
   Distribution in excess of net
      investment income...........   (17,914,921)           --
   Tax return of capital
      distribution................          --       (19,717,909)
                                    ------------    ------------
Total dividends and
   distributions..................   (53,627,311)    (40,053,223)
                                    ------------    ------------
Total increase (decrease).........    65,426,139     (86,297,281)
Net Assets
Beginning of year.................   493,645,048     579,942,329
                                    ------------    ------------
End of year.......................  $559,071,187    $493,645,048
                                    ============    ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

THE GLOBAL TOTAL RETURN FUND, INC.
Notes to Financial Statements
================================================================================

The Global Total Return Fund, Inc., (the "Fund") was organized in Maryland on May 6, 1986 as a closed-end, non-diversified management investment company. Investment operations commenced on July 7, 1986. On December 6, 1995, shareholders approved the conversion of the Fund to an open-end fund. Effective January 15, 1996, the Fund began operating as an open-end fund (Note 6).

The investment objective of the Fund is to seek total return, the components of which are current income and capital appreciation. The Fund invests primarily in investment grade bonds, i.e., bonds rated within the four highest quality grades as determined by Moody's Investor's Service or Standard & Poor's Rating's Group, or in unrated securities of equivalent quality. In addition the Fund is permitted to invest up to 10% of the Fund's total assets in bonds rated below investment grade with a minimum rating of B, or on unrated securities of equivalent quality. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country or industry.

--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Forward currency contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian, or designated subcustodians as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, realized foreign currency gains (losses) are included in the reported net realized losses on investment transactions.

Net realized gains on foreign currency transactions represents net foreign exchange gains from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains from valuing foreign currency denominated assets (excluding investments) and liabilities at year end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

--------------------------------------------------------------------------------

THE GLOBAL TOTAL RETURN FUND, INC.
Notes to Financial Statements
================================================================================

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. There were not outstanding options written at December 31, 1995.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income which is comprised of three elements: stated coupon, original issue discount and market discount is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Dividends and Distributions: Dividends are declared quarterly. Distributions of long-term capital gains, if any, will be declared annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $22,383,921 and reduce accumulated net realized losses on investments by $22,383,921 for foreign currency gains realized or recognized during the year ended December 31, 1995. Net investment income, net realized gains and net assets were not affected by this change.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

--------------------------------------------------------------------------------
NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Mutual Fund Management, Inc. ("PMF"). Pursuant to this agreement PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------

THE GLOBAL TOTAL RETURN FUND, INC.
Notes to Financial Statements
================================================================================

The management fee paid PMF was computed weekly through January 12, 1996 and payable monthly at the annual rate of 0.75% of the Fund's average weekly net assets up to US$500 million, 0.70% of such assets between US$500 million and US$1 billion, and 0.65% of such assets in excess of US$1 billion. Effective January 15, 1996, the computation is performed daily (Note 6).

PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ("Prudential").
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments and written options, for the year ended December 31, 1995 aggregated $1,209,164,449 and $1,240,936,219, respectively.

Transactions in options written during the year ended December 31, 1995 were as follows:

                                            Number of
                                            Contracts         Premiums
                                              (000)           Received
                                            ---------        -----------
Options outstanding at
 December 31, 1994......................      76,000         $   661,200
Options written.........................     124,863             828,787
Options terminated in closing purchase
 transactions...........................    (200,863)         (1,489,987)
                                           ---------         -----------
Options outstanding at
 December 31, 1995......................           0                   0
                                           =========         ===========

At December 31, 1995, the Fund had outstanding forward currency contracts to sell foreign currencies, as follows:

                                   Value at
Foreign Currency Sale          Settlement Date        Current         Appreciation/
 Contracts                        Receivable           Value         (Depreciation)
---------------------         ----------------     ------------     ---------------
British Pounds,
 expiring 1/24/96..........      $ 19,708,747       $ 19,824,528      $    (115,781)
French Francs,
 expiring
 1/24/96-9/16/96...........        16,261,948         16,921,305           (659,357)
German Deutschemarks,
 expiring 1/24/96..........        80,682,921         80,954,794           (271,873)
Irish Punts,
 expiring 1/24/96..........         6,061,782          6,087,758            (25,976)
Italian Lira,
 expiring 1/5/96...........         1,547,147          1,554,229             (7,082)
Japanese Yen,
 expiring 1/24/96..........         8,543,451          8,397,076            146,375
Netherlands Guilder,
 expiring 1/24/96..........        41,363,524         41,501,077           (137,553)
Swiss Francs,
 expiring 1/24/96..........      $ 23,279,693       $ 23,351,888      $     (72,195)
                             ----------------       ------------    ---------------
                                 $197,449,213       $198,592,655      $  (1,143,442)
                             ================       ============    ===============

The United States federal income tax basis of the Fund's investments at December 31, 1995 was $522,654,922 and, accordingly, net unrealized depreciation for United States federal income tax purposes was $24,845,167 (gross unrealized appreciation--$25,160,223; gross unrealized depreciation--$315,056).

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 1995 of approximately $17,049,000 which will expire in 2002. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amount.

The Fund has elected to treat appoximately $6,212,700 of net capital losses and approximately $10,344,800 of net currency losses incurred in the two month period ended December 31, 1994 as having been incurred in the current fiscal year.

--------------------------------------------------------------------------------
NOTE 4. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 1995, the Fund had a 3.51% undivided interest in the joint account. The undivided interest for the Fund represented $40,545,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co. Inc., 5.80%, in the principal amount of $262,000,000, repurchase price $262,168,842, due 1/2/96. The value of the collateral including accrued interest was $267,947,172.

BT Securities Corp., 5.75%, in the principal amount of $61,765,000, repurchase price $61,804,460, due 1/2/96. The value of the collateral including accrued interest was $63,059,883.

Goldman, Sachs & Co., 5.90%, in the principal amount of $365,000,000, repurchase price $365,239,277, due 1/2/96. The value of the collateral including accrued interest was $372,300,053.

Morgan Stanley & Co., 5.89%, in the principal amount of $103,000,000, repurchase price $103,067,406, due 1/2/96. The value of the collateral including accrued interest was $105,192,608.

Smith Barney, Inc., 5.83%, in the principal amount of $365,000,000, repurchase price $365,236,438, due 1/2/96. The value of the collateral including accrued interest was $372,300,416.
--------------------------------------------------------------------------------

THE GLOBAL TOTAL RETURN FUND, INC.
Notes to Financial Statements
================================================================================

--------------------------------------------------------------------------------
NOTE 5. CAPITAL

There are 200 million shares of $.01 par value common stock authorized. Of the 66,207,699 shares outstanding as of December 31, 1995, Prudential owned 12,020 shares.

--------------------------------------------------------------------------------
NOTE 6. SUBSEQUENT EVENT

The Board of Directors and shareholders of the Fund approved the conversion of the Fund from a closed-end fund to an open-end fund and approved specific changes to the Fund's Articles of Incorporation and investment restrictions to facilitate the conversion. Effective January 15, 1996 the Fund began operations as an open-end fund and began offering three class of shares (Class A, B and C shares) through Prudential Securities Incorporated, an indirect wholly-owned subsidiary of Prudential. Accordingly, the Fund will compute its net asset value and accept orders to redeem its outstanding shares on a daily basis. However, a 2% redemption fee, payable to the Fund, will be imposed on all redemptions of Fund shares acquired prior to the conversion during the first six months following the conversion. Also in conjunction with the conversion, Prudential Mutual Fund Services, Inc., a wholly-owned subsidiary of PMF, commenced serving as the Fund's transfer agent. Primarily as a result of Fund share redemptions subsequent to the conversion, total net assets of the Fund declined to approximately $358,100,000 as of February 8, 1996.

--------------------------------------------------------------------------------
NOTE 7. QUARTERLY DATA
(UNAUDITED)

                                                                             Net realized and
                                                                                unrealized
                                                                             gains (losses) on           Net increase (decrease)
                                                                                investments                  in net assets
                                                 Net investment                 and foreign                  resulting from
                                                     income                      currencies                    operations
 Quarterly                       Total       ----------------------     -------------------------     --------------------------
period ended                    income         Amount     Per Share        Amount        Per Share       Amount       Per Shares
------------                    ------         ------     ---------        ------        ---------       ------       ----------
March 31, 1994               $10,004,223     $8,562,473     $ .13       $(37,140,649)     $  (.56)    $(28,578,176)    $  (.43)
June 30, 1994                  9,470,430      8,070,788       .12        (16,776,369)        (.25)      (8,705,581)       (.13)
September 30, 1994            10,323,100      9,001,986       .14        (13,445,332)        (.21)      (4,443,346)       (.07)
December 31, 1994             10,388,192      8,945,726       .13        (13,462,681)        (.20)      (4,516,955)       (.07)
March 31, 1995                 9,278,978      8,009,531       .12         44,611,081          .67       52,620,612         .79
June 30, 1995                  9,974,241      8,605,514       .13         16,259,193          .25       24,864,707         .38
September 30, 1995            11,098,498      9,763,718       .15          5,977,614          .08       15,741,332         .23
December 31, 1995             10,965,811      9,333,627       .14         16,493,172          .25       25,826,799         .39





                               Dividends                 Share
                           and distributions             price
 Quarterly              -----------------------      ---------------
period ended              Amount      Per share       High      Low
------------              ------      ---------       ----      ---
March 31, 1994          $16,220,886     $.245        $8 1/4   $7
June 30, 1994             7,282,847       .11         7 1/8    6 1/2
September 30, 1994        8,273,528      .125         6 3/4    6 1/8
December 31, 1994         8,275,962      .125         6 5/8    6
March 31, 1995            8,275,962      .125         6 1/2    6
June 30, 1995             7,282,322       .11         7        6 3/8
September 30, 1995        9,599,716      .145         8        6 1/2
December 31, 1995        28,469,311       .43         8 3/8    7 7/8

--------------------------------------------------------------------------------

THE GLOBAL TOTAL RETURN FUND, INC.
Financial Highlights
================================================================================


                                                                                    Years Ended December 31,
                                                                    ----------------------------------------------------------
                                                                      1995         1994         1993       1992         1991
                                                                    --------     --------     --------   --------     --------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..............................    $   7.46     $   8.76     $   8.10   $   8.99     $   8.96
                                                                    --------     --------     --------   --------     --------
Net investment income...........................................         .54          .52          .64        .81          .84
Net realized and unrealized gain (loss) on investments and
   foreign currencies...........................................        1.25        (1.22)         .74       (.90)        (.19)
                                                                    --------     --------     --------   --------     --------
   Total from investment operations.............................        1.79         (.70)        1.38       (.09)         .65
                                                                    --------     --------     --------   --------     --------
Dividends from net investment income............................        (.54)        (.17)        (.30)      (.75)        (.62)
Distributions from net realized capital gains...................          --         (.13)        (.23)      (.05)          --
Distributions in excess of net investment income................        (.27)          --           --         --           --
Distributions in excess of net capital gains....................          --           --         (.19)        --           --
Tax return of capital distribution..............................          --         (.30)          --         --           --
                                                                    --------     --------     --------   --------     --------
   Total dividends and distributions............................        (.81)        (.60)        (.72)      (.80)        (.62)
                                                                    --------     --------     --------   --------     --------
Net asset value, end of year....................................    $   8.44     $   7.46     $   8.76   $   8.10     $   8.99
                                                                    ========     ========     ========   ========     ========

Market price per share, end of year.............................    $   8.25     $   6.13     $   8.00   $   7.50     $   8.13
                                                                    ========     ========     ========   ========     ========
TOTAL INVESTMENT RETURN(a)......................................       49.23%      (16.12)%      16.50%      1.75%        9.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)...................................    $559,071     $493,645     $579,942   $535,647     $593,376
Average net assets (000)........................................    $549,407     $536,230     $567,128   $570,812     $571,767
Ratio of expenses to average net assets.........................        1.02%        1.04%        1.02%      1.01%         .99%
Ratio of net income to average net assets.......................        6.50%        6.45%        7.67%      9.39%        9.69%
Portfolio turnover rate.........................................         256%         583%         370%       192%         141%

---------------

(a) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

     Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the years indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

--------------------------------------------------------------------------------
                                              See Notes to Financial Statements.

THE GLOBAL TOTAL RETURN FUND, INC.
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
The Global Total Return Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Global Total Return Fund, Inc. as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Global Total Return Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 8, 1996

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
     (a)  FINANCIAL STATEMENTS:

          (1) Financial Statements incorporated by reference in the Prospectus constituting Part A of this Registration Statement:

               Financial Highlights.

          (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

               Portfolio of Investments at December 31, 1995.

               Statement of Assets and Liabilities at December 31, 1995.

               Statement of Operations for the Fiscal Year Ended December 31, 1995.

               Statement of Changes in Net Assets for the Fiscal Years ended December 31, 1995 and 1994.

               Notes to Financial Statements.

               Financial Highlights.

               Report of Independent Accountants.

     (b) EXHIBITS:

          1. (a) Articles of Incorporation. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5470, filed on May 6, 1986.

               (b) Amendment to Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5470, filed on April 27, 1989.

               (c) Amendment to Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-2, File No. 33-5470, filed on April 30, 1990.

               (d) Amendment to Articles of Incorporation.*

               (e) Amended and Restated Articles of Incorporation.*

          2. (a) By-Laws. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5470, filed on May 6, 1986.

              (b) Amended and Restated By-Laws.*

              (c) Amended and Restated By-Laws.*

          3.   Not Applicable.

          4.   Instruments defining rights of shareholders.*

          5. (a) Management Agreement Between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5470, filed on April 27, 1989.

               (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Post-Effective Amendment No. 3, File No. 33-5470, filed on April 27, 1989.

               (c) Amended Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc.*

               (d) Amended Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation.*

          6. (a) Distribution Agreement between the Registrant and Prudential Securities Incorporated.*

               (b) Selected Dealer Agreement.*

          7.   Not Applicable.

          8. Custodian Contract between the Registrant and State Street Bank and Trust Company.*

          9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.*


         10. Opinion and Consent of Counsel. Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5470, filed on June 30, 1986.

         11.   Consent of Independent Accountants.**

         12.   Not Applicable.

         13.   Not Applicable.

         14.   Not Applicable.

         15.   (a) Distribution and Service Plan for Class A Shares.*

               (b) Distribution and Service Plan for Class B Shares.*

               (c) Distribution and Service Plan for Class C Shares.*

         16.   Schedule of Computation of Performance Quotations.*

         27.  Financial Data Schedules.**

               ----------

               * Incorporated by reference to Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63943).

              **  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of February 9, 1996 there were approximately 16,994 Class A, 2 Class B and 2 Class C shareholders of record.

ITEM 27. INDEMNIFICATION

     As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VII of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(a) and (b) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

     Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) Prudential Mutual Fund Management, Inc.

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.

Name And Address            Position With PMF                                Principal Occupations
----------------            -----------------                                ---------------------
Brendan D. Boyle            Executive Vice President,        Executive Vice President, Director of Marketing and
                            Director of Marketing and          Director, PMF; Senior Vice President, Prudential
                            Director                           Securities Incorporated (Prudential Securities); Chairman
                                                               and Director of Prudential Mutual Fund Distributors, Inc. (PMFD)

Stephen P. Fisher           Senior Vice President            Senior Vice President, PMF; Senior Vice President,
                                                               Prudential Securities; Vice President, PMFD

Frank W. Giordano           Executive Vice                   Executive Vice President, General Counsel, Secretary and
                            President, General                 Director, PMF and PMFD; Senior Vice President, Prudential
                            Counsel, Secretary and             Securities; Director, Prudential Mutual Fund Services,
                            Director                           Inc. (PMFS)

Robert F. Gunia             Executive Vice                   Executive Vice President, Chief Financial and Administrative
                            President, Chief                   Officer, Treasurer and Director, PMF; Senior Vice
                            Financial and Administrative       President, Prudential Securities; Executive Vice
                            Officer, Treasurer, and            President, Chief Financial Officer, Treasurer, and
                            Director                           Director, PMFD; Director, PMFS

Theresa A. Hamacher         Director                         Director, PMF; Vice President, The Prudential Insurance
Prudential Plaza                                               Company of America (Prudential); Vice President, The
Newark, NJ 07102                                               Prudential Investment Corporation (PIC)

Timothy J. O'Brien          Director                         President, Chief Executive Officer, Chief Operating Officer
Raritan Plaza One                                              and Director, PMFD; Chief Executive Officer and Director,
Edison, NJ 08837                                               PMFS; Director, PMF

Richard A. Redeker          President, Chief                 President, Chief Executive Officer and Director, PMF;
                            Executive Officer and              Executive Vice President, Director and member of
                            Director                           Operating Committee, Prudential Securities; Director,
                                                               Prudential Securities Group, Inc. (PSG); Executive Vice
                                                               President, PIC; Director, PMFD; Director, PMFS

S. Jane Rose                Senior Vice President,           Senior Vice President, Senior Counsel and Assistant
                            Senior Counsel                     Secretary, PMF; Senior Vice President and Senior Counsel,
                            and Assistant                      Prudential Securities
                            Secretary


(b) The Prudential Investment Corporation (PIC)

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

Name And Address            Position With PIC                                Principal Occupations
----------------            -----------------                                ---------------------
William M. Bethke           Senior Vice President            Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102

Barry M. Gillman            Director                         Director, PIC

Theresa A. Hamacher         Vice President                   Vice President, Prudential; Vice President, PIC; Director, PMF

Harry E. Knapp, Jr.         President, Chairman of the       President, Chairman of the Board, Chief Executive Officer
                            Board, Chief Executive             and Director, PIC; Vice President, Prudential
                            Officer and Director

Richard A. Redeker          Executive Vice President         President, Chief Executive Officer and Director, PMF;
One Seaport Plaza                                              Executive Vice President, Director and member of
New York, NY 10292                                             Operating Committee, Prudential Securities; Director,
                                                               PSG; Executive Vice President, PIC; Director, PMFD;
                                                               Director, PMFS


John L. Reeve               Senior Vice President            Managing Director, Prudential Asset Management Group; Senior
                                                               Vice President, PIC

Eric A. Simonson            Vice President and Director      Vice President and Director, PIC; Executive Vice President,
                                                               Prudential


ITEM 29. PRINCIPAL UNDERWRITER

     Prudential Securities Incorporated

     Prudential Securities is distributor for Prudential Jennison Fund, Inc., The Target Portfolio Trust, The BlackRock Government Income Trust, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund), Prudential Allocation Fund, Prudential California Municipal Fund, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential MoneyMart Assets Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc. and Prudential Utility Fund, Inc. Prudential Securities is also a depositor for the following unit investment trusts:

                       Corporate Investment Trust Fund
                       Prudential Equity Trust Shares
                       National Equity Trust
                       Prudential Unit Trusts
                       Government Securities Equity Trust
                       National Municipal Trust

     (b) Information concerning the directors and officers of Prudential Securities Incorporated is set forth below.

                                 Positions and                                                          Positions and
                                 Offices with                                                           Offices with
Name(1)                          Underwriter                                                            Registrant
-------                          -------------                                                          ------------
Robert C. Golden ..............  Executive Vice President and Director                                   None
 One New York Plaza
 New York, NY 10292

Alan D. Hogan .................  Executive Vice President, Chief Administrative Officer and Director     None

George A. Murray ..............  Executive Vice President and Director                                   None

Leland B. Paton ...............  Executive Vice President and Director                                   None
 One New York Plaza
 New York, NY 10292

Martin Pfinsgraff .............  Executive Vice President, Chief Financial Officer and Director          None

Vincent T. Pica, II ...........  Executive Vice President and Director                                   None
 One New York Plaza
 New York, NY 10292

Richard A. Redeker ............  Executive Vice President and Director                                   President and
                                                                                                         Director

Hardwick Simmons ..............  Chief Executive Officer, President and Director                         None

Lee B. Spencer, Jr. ...........  Executive Vice President, General Counsel and Director                  None

----------

(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Three
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

     The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of February, 1996.


                                THE GLOBAL TOTAL RETURN FUND, INC.

                                /s/ RICHARD A. REDEKER
                                --------------------------------------
                                    (Richard A. Redeker, President)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                          Title                                Date
          ---------                          -----                                ----
/s/  RICHARD A. REDEKER           President and Director                  February 20, 1996
----------------------------
     Richard A. Redeker

/s/  EDWARD D. BEACH              Director                                February 20, 1996
----------------------------
     Edward D. Beach

/s/  HARRY A. JACOBS, JR.         Director                                February 20, 1996
----------------------------
     Harry A. Jacobs, Jr.

/s/  THOMAS T. MOONEY             Director                                February 20, 1996
----------------------------
     Thomas T. Mooney

/s/  SIR MICHAEL SANDBERG         Director                                February 20, 1996
----------------------------
     Sir Michael Sandberg

/s/  ROBIN B. SMITH               Director                                February 20, 1996
----------------------------
     Robin B. Smith

/s/  NANCY H. TEETERS             Director                                February 20, 1996
----------------------------
     Nancy H. Teeters

/s/  EUGENE S. STARK              Treasurer and Principal Financial       February 20, 1996
----------------------------        and Accounting Officer
     Eugene S. Stark


                                INDEX TO EXHIBITS



 Exhibit No.                            Description
 -----------                            -----------

     1. (a) Articles of Incorporation. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5470, filed on May 6, 1986.

          (b) Amendment to Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5470, filed on April 27, 1989.

          (c) Amendment to Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-2, File No. 33-5470, filed on April 30, 1990.

          (d) Amendment to Articles of Incorporation.*

          (e) Amended and Restated Articles of Incorporation.*

     2. (a) By-Laws. Incorporated by reference to Registration Statement on Form N-2, File No. 33-5470, filed on May 6, 1986.

          (b) Amended and Restated By-Laws.*

          (c) Amended and Restated By-Laws.*

     3.   Not Applicable.

     4.   Instruments defining rights of shareholders.*

     5. (a) Management Agreement Between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5470, filed on April 27, 1989.

          (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Post-Effective Amendment No. 3, File No. 33-5470, filed on April 27, 1989.

          (c) Amended Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc.*

          (d) Amended Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation.*

     6. (a) Distribution Agreement between the Registrant and Prudential Securities Incorporated.*

          (b) Selected Dealer Agreement.*

     7.   Not Applicable.

     8. Custodian Contract between the Registrant and State Street Bank and Trust Company.*

     9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.*

     10. Opinion and Consent of Counsel. Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form N-2, File No. 33-5470, filed on June 30, 1986.

     11.  Consent of Independent Accountants.**

     12.  Not Applicable.

     13.  Not Applicable.

     14.  Not Applicable.

     15.  (a) Distribution and Service Plan for Class A Shares.*

          (b) Distribution and Service Plan for Class B Shares.*

          (c) Distribution and Service Plan for Class C Shares.*

     16.  Schedule of Computation of Performance Quotations.*

     27.  Financial Data Schedules.**

     -----------
     * Incorporated by reference to Registration Statement on Form N-1A filed via EDGAR on November 3, 1995 (File No. 33-63943).

     **   Filed herewith.